Deferred Tax liability (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

At December 31, 2024, and December 31, 2023, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2023 – 21.0%) to pretax loss from operations for the periods ended December 31, 2024 and December 31, 2023 as follows:

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2024	2023

(Loss) before income taxes	$(26,880,213)	$(10,843,949)
Expected income tax (recovery)	(5,644,845)	(2,277,229)
Change in estimates in respect of prior periods	104,648	(340,768)
Change in tax rate	135,998	-
Change in fair value of derivative liability	(176,059)	(495,605)
State and local taxes, net of federal benefit	(463,643)	463,643
Loss on debt settlement	37,723	124,154
Other	39,876	(75,605)
Change in valuation allowance	4,427,712	5,190,000
Total	$(1,538,590)	$2,588,590

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2024	2023

Deferred tax assets:
Net operating loss carryforwards	$9,692,247	$15,583,299
Mining interests	7,097,179	7,000,260
EPA liabilities	2,282,217	2,565,870
Stream debenture	15,212,680	13,903,560
Lease liabilities	67,178	113,990
Other deferred tax assets	2,489,658	993,979
Total deferred tax assets	36,841,159	40,160,958
Valuation allowance	(35,631,961)	(29,214,112)
Total deferred tax assets	1,209,198	10,946,846
Deferred tax liabilities:
Deferred revenue	-	(12,526,577)
Convertible debentures	(429,087)	(615,508)
Right of use assets and lease obligations	(202,381)	(167,506)
Equipment	(577,730)	(224,553)
Unrealized foreign exchange gain	-	(1,292)
Total deferred tax liabilities	(1,209,198)	(13,535,436)
Net deferred tax liabilities	$-	$(2,588,590)